Stock-Based Compensation - Restricted Stock Unit Activity (Detail) - 2014 Equity Incentive Plan [Member] - Restricted Stock Units - Cara Therapeutics, Inc. - $ / shares	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Number of Units
Awarded	0	0
Employees And Non-Employee Members Of Board Of Directors [Member]
Number of Units
Outstanding, Beginning Balance	26,638	15,731	15,731
Awarded			25,108
Vested and released	(792)		(10,390)
Forfeited			(3,811)
Outstanding, Ending Balance	25,846		26,638	15,731
Weighted Average Grant Date Fair Value
Weighted-average grant date fair value, outstanding, Beginning Balance	$ 52.53	$ 333.72	$ 333.72
Weighted-average grant date fair value, awarded			23.76	$ 281.16	$ 363.6
Weighted-average grant date fair value, vested and released	447.95		288.72
Weighted-average grant date fair value, forfeited			380.52
Weighted-average grant date fair value, outstanding, Ending Balance	$ 40.39		$ 52.53	$ 333.72